Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans
Defined benefit plan contributions	¥ 195,101	¥ 158,389	¥ 168,688